CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands		Ordinary shares USD ($) shares		Ordinary shares CNY (¥) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Sep. 30, 2017				¥ 0			¥ 411,981,000		¥ (258,060,000)		¥ (18,821,000)		¥ (22,791,000)		¥ 490,000		¥ 112,799,000
Balance (in shares) at Sep. 30, 2017 | shares	[1]	2,859,668		2,859,668
Net loss for the year				¥ 0	[1]		0		(153,663,000)		0		0		873,000		(152,790,000)
Retire and cancellation of common stock				¥ 0			0		0		0		0		0		0
Retire and cancellation of common stock (in shares) | shares	[1]	(200)		(200)
Share-based compensation expense				¥ 0			685,000		0		0		3,628,000		0		4,313,000
Share-based compensation expense (in shares) | shares	[1]	40,454		40,454
Issuance of common shares				¥ 0			15,645,000		0		0		0		0		15,645,000
Issuance of common shares (in shares) | shares	[1]	296,322		296,322
Translation adjustments				¥ 0	[1]		0		0		(3,315,000)		0		0		(3,315,000)
Balance at Sep. 30, 2018				¥ 0			428,311,000		(411,723,000)		(22,136,000)		(19,163,000)		1,363,000		(23,348,000)
Balance (in shares) at Sep. 30, 2018 | shares	[1]	3,196,244		3,196,244
Net loss for the year				¥ 0			0		(62,120,000)		0		0		(3,533,000)		(65,653,000)
Share-based compensation expense							12,188,000										12,188,000
Share-based compensation expense (in shares) | shares	[1]	207,800		207,800
Capital Contribution				¥ 0	[1]		0		0		0		0		9,379,000		9,379,000
Issuance of common shares				¥ 0			53,599,000		0		0		0		0		53,599,000
Issuance of common shares (in shares) | shares	[1]	1,397,680		1,397,680
Translation adjustments				¥ 0	[1]		0		0		(1,640,000)		0		0		(1,640,000)
Balance at Sep. 30, 2019				¥ 0			494,098,000		(473,843,000)		(23,776,000)		(19,163,000)		7,209,000		(15,475,000)
Balance (in shares) at Sep. 30, 2019 | shares	[1]	4,801,724		4,801,724
Net loss for the year				¥ 0	[1]		0		(85,261,000)		0		0		(17,581,000)	$ (15,101)	(102,842,000)
Share-based compensation expense				¥ 0			4,354,000		0		0		8,807,000		0		13,161,000
Share-based compensation expense (in shares) | shares	[1]	350,000		350,000
Capital Contribution				¥ 0	[1]		0		0		0		0		2,100,000		2,100,000
Issuance of common shares				¥ 0			16,223,000		0		0		0		0		16,223,000
Issuance of common shares (in shares) | shares	[1]	280,000		280,000
Translation adjustments				¥ 0	[1]		0		0		1,371,000		0		0	201	1,371,000
Balance at Sep. 30, 2020		$ 0	[1]	¥ 0		$ 75,575	¥ 514,675,000	$ (82,099)	¥ (559,104,000)	$ (3,290)	¥ (22,405,000)	$ (1,521)	¥ (10,356,000)	$ (1,215)	¥ (8,272,000)	$ (12,550)	¥ (85,462,000)
Balance (in shares) at Sep. 30, 2020 | shares	[1]	5,431,724		5,431,724

[1]	Retrospectively restated for effect of reverse stock split